Employee Benefits (Details) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee Benefits [Abstract]
At the beginning	3,347,201	3,507,947	3,619,599
Additions
Disposals			(10,169)
Granted	(518,731)	(160,746)	(101,483)
At the end	2,828,470	3,347,201	3,507,947